Convertible Notes and Derivative Liability and Warrants - Schedule of Convertible Notes (Details) - Convertible Notes Payable [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Notes [Line Items]
Convertible notes at amortised cost	$ 5,200,000	$ 3,059,595
Less: Deferred debt issuance cost	300,000	648,232
Convertible notes, net	$ 4,900,000	2,411,363
Current liability		82,447
Non-current liability		2,328,916
Total		$ 2,411,363